Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash	$ 7,070,925	$ 17,141,775
Trade and other receivables, net	93,555	66,984
Inventories	613,638	175,469
Prepaid expenses and other current assets	1,201,670	994,113
Total Current Assets	8,979,788	18,378,341
Property and equipment, net	1,702,317	661,692
Intangible assets	3,394,645
Right-of-use assets	1,332,170	1,177,695
Other assets	108	23,275
Total assets	15,409,028	20,241,003
Current Liabilities
Accounts payable and accrued liabilities	3,451,615	2,717,269
Accounts payable – related party	32,702
Deferred revenue	138,889	199,410
Convertible debt	4,903,310	43,057
Convertible debt - related party	33,118	32,181
Silent partnership		759,168
Silent partnership - related party		206,167
Intellectual property acquisition liability - related party	388,839
Lease liabilities	288,463	285,354
Total current liabilities	9,236,936	4,242,606
Silent partnerships	758,812	687,128
Silent partnerships - related party	271,354	256,086
Lease liabilities	1,165,723	959,116
Intellectual property acquisition liability - related party	726,977
Total Liabilities	12,159,802	6,144,936
Shareholders’ equity
Share capital	235,818	164,896
Share premium	51,507,526	38,831,542
Reserve	21,286,215	18,079,741
Accumulated deficit	(69,328,021)	(43,032,294)
Accumulated other comprehensive income	(452,312)	52,182
Total shareholders’ equity	3,249,226	14,096,067
Total liabilities and shareholders’ equity	$ 15,409,028	$ 20,241,003